UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21926

Morgan Stanley China A Share Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	September 30, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley China A Share Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (99.3%)
Auto Components (1.2%)
Huayu Automotive Systems Co., Ltd., Class A	3,695,337	$5,574

Automobiles (6.8%)
SAIC Motor Corp., Ltd.	14,338,546	30,890

Beverages (5.1%)
Tsingtao Brewery Co., Ltd., Class A	4,435,573	22,937

Capital Markets (9.0%)
CITIC Securities Co., Ltd., Class A	9,532,606	17,883
Haitong Securities Co., Ltd. (a)(b)	18,603,600	23,176
		41,059
Chemicals (2.3%)
Qinghai Salt Lake Industry Co., Ltd., Class A	2,310,068	10,644

Commercial Banks (8.2%)
China Merchants Bank Co., Ltd., Class A	23,069,632	37,294

Construction & Engineering (4.7%)
China State Construction Engineering Corp., Ltd., Class A	43,863,724	21,426

Construction Materials (4.7%)
Anhui Conch Cement Co., Ltd.	8,389,327	21,331

Electrical Equipment (0.9%)
TBEA Co., Ltd.	4,019,869	4,100

Food & Staples Retailing (3.4%)
Zhongbai Holdings Group Co., Ltd., Class A (a)	15,117,987	15,563

Health Care Providers & Services (2.9%)
Shanghai Pharmaceuticals Holding Co., Ltd., Class A	7,026,680	13,181

Hotels, Restaurants & Leisure (0.3%)
Huangshan Tourism Development Co., Ltd., Class B	945,216	1,129

Household Durables (4.3%)
Gree Electric Appliances, Inc., Class A	5,684,821	19,339

Information Technology Services (1.8%)
Hand Enterprise Solutions Co., Ltd.	3,010,426	7,961

Insurance (9.8%)
China Pacific Insurance Group Co., Ltd., Class A	3,747,452	12,062
Ping An Insurance Group Co. of China Ltd., Class A	4,893,883	32,658
		44,720
Machinery (1.9%)
Zhengzhou Yutong Bus Co., Ltd., Class A	2,512,289	8,702

Media (1.0%)
Bona Film Group Ltd. ADR (a)	891,500	4,663

	Shares	Value (000)
Metals & Mining (5.1%)
Baoshan Iron & Steel Co., Ltd.	19,927,900	$14,522
Shandong Nanshan Aluminum Co., Ltd., Class A	7,973,010	8,563
		23,085
Oil, Gas & Consumable Fuels (5.8%)
China Petroleum & Chemical Corp., Class A	8,775,043	8,363
China Shenhua Energy Co., Ltd., Class A	4,930,239	18,051
		26,414
Pharmaceuticals (2.7%)
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	3,342,158	12,167

Real Estate Management & Development (4.7%)
China Vanke Co., Ltd., Class A	10,004,265	13,419
Shanghai Shimao Co., Ltd. (a)	5,337,249	7,813
		21,232
Road & Rail (0.9%)
Daqin Railway Co., Ltd.	4,231,400	4,107

Software (6.0%)
Yonyou Software Co., Ltd., Class A	12,087,329	27,098

Specialty Retail (2.9%)
Suning Appliance Co., Ltd., Class A	12,058,412	13,315

Transportation Infrastructure (2.9%)
Jiangsu Expressway Co., Ltd.	17,343,034	13,190
Total Common Stocks (Cost $490,134)		451,121
Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $1,565)	1,564,571	1,565
Total Investments (99.6%) (Cost $491,699) +		452,686
Other Assets in Excess of Liabilities (0.4%)		1,637
Net Assets (100.0%)		$454,323

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $491,699,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $39,013,000 of which approximately $20,076,000 related to appreciated securities and approximately $59,089,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley China A Share Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund’s Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$5,574	$—	$—	$5,574
Automobiles	30,890	—	—	30,890
Beverages	22,937	—	—	22,937
Capital Markets	41,059	—	—	41,059
Chemicals	10,644	—	—	10,644
Commercial Banks	37,294	—	—	37,294
Construction & Engineering	21,426	—	—	21,426
Construction Materials	21,331	—	—	21,331
Electrical Equipment	4,100	—	—	4,100
Food & Staples Retailing	15,563	—	—	15,563
Health Care Providers & Services	13,181	—	—	13,181
Hotels, Restaurants & Leisure	1,129	—	—	1,129
Household Durables	19,339	—	—	19,339
Information Technology Services	7,961	—	—	7,961
Insurance	44,720	—	—	44,720
Machinery	8,702	—	—	8,702
Media	4,663	—	—	4,663
Metals & Mining	23,085	—	—	23,085
Oil, Gas & Consumable Fuels	26,414	—	—	26,414
Pharmaceuticals	12,167	—	—	12,167
Real Estate Management & Development	21,232	—	—	21,232
Road & Rail	4,107	—	—	4,107
Software	27,098	—	—	27,098
Specialty Retail	13,315	—	—	13,315
Transportation Infrastructure	13,190	—	—	13,190
Total Common Stocks	451,121	—	—	451,121
Short-Term Investment - Investment Company	1,565	—	—	1,565
Total Assets	$452,686	$—	$—	$452,686

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2012, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley China A Share Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2012